COLUMBIA FUNDS SERIES TRUST I

Columbia High Yield Municipal Fund

Columbia Small Cap Value Fund I

Supplement dated November 1, 2010

to the Prospectuses dated November 1, 2010, each as supplemented

The legacy Columbia Funds and legacy RiverSource Funds (each a “Fund”), for which Columbia Management Investment Advisers, LLC (“CMIA”) serves as investment manager and sponsor, include various legacy groups of Funds organized at different times by different organizations. As a result, various features of the Funds, including their fees and expenses do not currently reflect a common overall design.

In September 2010, in connection with various initiatives to integrate the Funds into a single Fund family with greater uniformity, the Boards of Directors/Trustees (each a “Board”) of the Funds each approved amended investment management services agreements (IMSAs) and administrative services agreements with CMIA. These agreements reflect standardized fee schedules for similar Funds, based on a consistent pricing model. The Boards also approved amended transfer agency agreements with a uniform fee schedule. In connection with the Boards’ approval of various proposals to achieve a consistent pricing model, the Boards and CMIA agreed to an annual process by which contractual expense limitations for Funds with annual operating expenses that exceed the median expense ratios of their respective peer groups (as determined annually by an independent third-party data provider) are set at or below such median expense ratio. These commitments may help mitigate the impact of any fee changes resulting from the adoption of standardized fee schedules. The estimated proposed expense caps shown in the following table reflect peer group median expense ratios as of early 2010, which are likely to change year over year.

While these changes are expected to reduce the overall fees and expenses of the Funds in the aggregate, certain Funds are expected to realize an increase in fees under their proposed IMSA and/or total annual operating expenses. Any proposed amended IMSA that could result in higher fees (each an “IMSA Proposal”) is subject to approval by Fund shareholders at a meeting expected to be held in the first half of 2011. More information about each IMSA Proposal will be included in proxy materials that are currently anticipated to be distributed to shareholders in early 2011.

If approved by Fund shareholders, the IMSA Proposals, as well as IMSAs not subject to Fund shareholder approval and new administrative services agreements, are expected to be effective in the second quarter of 2011.

The information in the chart below shows the estimated impact of the changes discussed above on each Fund’s Class A shares based on the Fund’s net assets as of July 31, 2010. Expenses for other share classes will differ to the extent of differences in transfer agency and/or distribution and service fees, and actual fees and expenses will vary based upon the size of the Fund and other factors, and may be higher or lower than the estimates shown below.

Legacy Columbia Fund	Management Fees(1)	Total Estimated Gross Operating Expenses Before Giving Effect to Expense Caps(2)	Total Estimated Net Operating Expenses After Giving Effect to Expense Caps(3)
Columbia Balanced Fund
Current	0.50%	1.07%	1.07%
Proposed	0.72%	1.24%	1.18%
Columbia Bond Fund
Current	0.74%	1.13%	0.80%
Proposed	0.50%	0.89%	0.80%
Columbia California Intermediate Municipal Bond Fund
Current	0.55%	0.90%	0.80%
Proposed	0.47%	0.81%	0.73%
Columbia California Tax-Exempt Fund
Current	0.50%	0.86%	0.84%
Proposed	0.47%	0.80%	0.79%
Columbia Connecticut Tax-Exempt Fund
Current	0.50%	1.02%	0.84%
Proposed	0.47%	0.92%	0.79%

Legacy Columbia Fund	Management Fees(1)	Total Estimated Gross Operating Expenses Before Giving Effect to Expense Caps(2)	Total Estimated Net Operating Expenses After Giving Effect to Expense Caps(3)
Columbia Contrarian Core Fund
Current	0.76%	1.30%	1.19%
Proposed	0.77%	1.28%	1.16%
Columbia Convertible Securities Fund
Current	0.82%	1.26%	1.15%
Proposed	0.82%	1.26%	1.11%
Columbia Dividend Income Fund
Current	0.68%	1.08%	1.05%
Proposed	0.64%	1.03%	1.00%
Columbia Emerging Markets Fund
Current	1.35%	1.78%	1.65%
Proposed	1.35%	1.78%	1.78%
Columbia Energy and Natural Resources Fund
Current	0.75%	1.22%	1.22%
Proposed	0.75%	1.22%	1.22%
Columbia Greater China Fund
Current	0.95%	1.72%	1.65%
Proposed	0.95%	1.68%	1.68%
Columbia High Yield Municipal Fund
Current	0.52%	0.90%	0.85%
Proposed	0.54%	0.89%	0.85%
Columbia High Yield Opportunity Fund
Current	0.60%	1.10%	1.05%
Proposed	0.66%	1.13%	1.12%
Columbia Corporate Income Fund (formerly known as Columbia Income Fund)(4)
Current	0.55%	0.95%	0.95%
Proposed	0.50%	0.87%	0.87%
Columbia Intermediate Bond Fund(4)
Current	0.47%	1.00%	1.00%
Proposed	0.48%	1.00%	0.99%
Columbia Intermediate Municipal Bond Fund(4)
Current	0.48%	0.75%	0.75%
Proposed	0.45%	0.71%	0.71%
Columbia International Bond Fund(4)
Current	0.60%	2.33%	1.05%
Proposed	0.65%	1.89%	1.10%
Columbia International Value Fund
Current	1.00%	1.42%	1.42%
Proposed	1.00%	1.42%	1.37%
Columbia Large Cap Core Fund(4)
Current	0.74%	1.19%	1.19%
Proposed	0.74%	1.19%	1.16%
Columbia Large Cap Enhanced Core Fund(4)
Current	0.52%	0.93%	0.93%
Proposed	0.75%	1.16%	0.95%
Columbia Large Cap Growth Fund(4)
Current	0.57%	1.16%	1.16%
Proposed	0.74%	1.32%	1.25%

Legacy Columbia Fund	Management Fees(1)	Total Estimated Gross Operating Expenses Before Giving Effect to Expense Caps(2)	Total Estimated Net Operating Expenses After Giving Effect to Expense Caps(3)
Columbia Large Cap Index Fund
Current	0.20%	0.45%	0.39%
Proposed	0.20%	0.45%	0.42%
Columbia Large Cap Value Fund(4)
Current	0.68%	1.08%	1.08%
Proposed	0.70%	1.10%	1.10%
Columbia LifeGoal Balanced Growth Portfolio
Current	0.25%	1.40%	1.40%
Proposed	0.05%	1.21%	1.21%
Columbia LifeGoal Growth Portfolio
Current	0.25%	1.51%	1.51%
Proposed	0.03%	1.37%	1.37%
Columbia LifeGoal Income & Growth Portfolio
Current	0.25%	1.25%	1.25%
Proposed	0.07%	1.18%	1.16%
Columbia LifeGoal Income Portfolio
Current	0.29%	1.86%	1.26%
Proposed	0.06%	1.48%	1.02%
Columbia Marsico Growth Fund
Current	0.87%	1.30%	1.30%
Proposed	0.87%	1.30%	1.29%
Columbia Massachusetts Intermediate Municipal Bond Fund
Current	0.55%	0.91%	0.80%
Proposed	0.47%	0.80%	0.75%
Columbia Massachusetts Tax-Exempt Fund
Current	0.50%	0.95%	0.83%
Proposed	0.47%	0.87%	0.79%
Columbia Mid Cap Growth Fund
Current	0.78%	1.26%	1.26%
Proposed	0.79%	1.25%	1.25%
Columbia Mid Cap Value Fund(4)
Current	0.66%	1.14%	1.14%
Proposed	0.70%	1.18%	1.18%
Columbia Multi-Advisor International Equity Fund(4)
Current	0.83%	1.27%	1.27%
Proposed	0.83%	1.27%	1.27%
Columbia New York Intermediate Municipal Bond Fund
Current	0.55%	0.92%	0.80%
Proposed	0.47%	0.81%	0.75%
Columbia New York Tax-Exempt Fund
Current	0.50%	1.10%	0.84%
Proposed	0.47%	0.99%	0.79%
Columbia North Carolina Intermediate Municipal Bond Fund
Current	0.55%	0.91%	0.80%
Proposed	0.47%	0.82%	0.79%
Columbia Oregon Intermediate Municipal Bond Fund
Current	0.50%	0.89%	0.80%
Proposed	0.47%	0.83%	0.79%

Legacy Columbia Fund	Management Fees(1)	Total Estimated Gross Operating Expenses Before Giving Effect to Expense Caps(2)	Total Estimated Net Operating Expenses After Giving Effect to Expense Caps(3)
Columbia Overseas Value Fund
Current	0.87%	3.27%	1.40%
Proposed	0.87%	3.10%	1.50%
Columbia Pacific/Asia Fund(4)
Current	0.95%	2.19%	1.65%
Proposed	0.95%	2.15%	1.79%
Columbia Real Estate Equity Fund
Current	0.75%	1.39%	1.39%
Proposed	0.75%	1.36%	1.36%
Columbia Select Large Cap Growth Fund(4)
Current	0.74%	1.17%	1.17%
Proposed	0.67%	1.10%	1.10%
Columbia Select Small Cap Fund(4)
Current	0.90%	1.35%	1.35%
Proposed	0.87%	1.32%	1.32%
Columbia Short Term Bond Fund(4)
Current	0.44%	0.76%	0.73%
Proposed	0.42%	0.74%	0.74%
Columbia Short Term Municipal Bond Fund(4)
Current	0.41%	0.75%	0.75%
Proposed	0.42%	0.76%	0.72%
Columbia Small Cap Core Fund(4)
Current	0.81%	1.35%	1.35%
Proposed	0.86%	1.38%	1.36%
Columbia Small Cap Growth Fund I
Current	0.85%	1.39%	1.35%
Proposed	0.85%	1.36%	1.36%
Columbia Small Cap Value Fund I
Current	0.75%	1.30%	1.30%
Proposed	0.81%	1.34%	1.34%
Columbia Small Cap Value Fund II(4)
Current	0.82%	1.33%	1.33%
Proposed	0.83%	1.34%	1.31%
Columbia South Carolina Intermediate Municipal Bond Fund
Current	0.55%	0.91%	0.80%
Proposed	0.47%	0.82%	0.79%
Columbia Strategic Income Fund(4)
Current	0.54%	0.98%	0.98%
Proposed	0.54%	0.97%	0.97%
Columbia Strategic Investor Fund(4)
Current	0.73%	1.55%	1.25%
Proposed	0.75%	1.55%	1.26%
Columbia Tax-Exempt Fund
Current	0.49%	0.80%	0.80%
Proposed	0.45%	0.75%	0.75%
Columbia Value and Restructuring Fund(4)
Current	0.75%	1.16%	1.16%
Proposed	0.75%	1.16%	1.16%

Legacy Columbia Fund	Management Fees(1)	Total Estimated Gross Operating Expenses Before Giving Effect to Expense Caps(2)	Total Estimated Net Operating Expenses After Giving Effect to Expense Caps(3)
Columbia Virginia Intermediate Municipal Bond Fund
Current	0.55%	0.87%	0.80%
Proposed	0.47%	0.78%	0.78%

(1)

Current management fees shown represent the aggregate fees payable under the current IMSA and administrative services agreement. Proposed management fees shown represent the aggregate fees payable under the proposed IMSA and administrative services agreement.

(2)

Expenses shown reflect the gross fees payable under (i) the current IMSA and administrative services agreement, and (ii) the proposed IMSA and administrative services agreement, in each case based on assets as of July 31, 2010, plus other expenses for the Fund’s most recent fiscal year (restated, where applicable, to reflect any material contractual changes).

(3)	Expenses shown reflect the fees payable net of any voluntary or contractual expense caps, as applicable.
(4)	The proposed change to the management fee reflects an IMSA Proposal.

Shareholders should retain this Supplement for future reference.

C-1356-1 A (10/10)

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